Net Defined Benefit Liabilities - Summary of Amounts Recognized the Operating Expenses in the Consolidated Statements of Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Current service cost	₩ 248,047	₩ 243,598	₩ 225,667
Net Interest cost	6,494	12,017	10,458
Past service cost	1,075	910	9,801
Transfer out	(16,514)	(16,215)	(13,881)
Total expenses	₩ 239,102	₩ 240,310	₩ 232,045